Portfolio of investments—July 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 0.57%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Emergence SA♦†	178	$0
Energy: 0.57%
Energy equipment & services: 0.33%
Bristow Group, Inc.†	45,908	1,412,589
Oil, gas & consumable fuels: 0.24%
Denbury, Inc.†	11,792	1,036,635
Total common stocks (Cost $853,667)		2,449,224

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 117.78%
Basic materials: 0.20%
Chemicals: 0.20%
Avient Corp.144A	7.13%	8-1-2030	$845,000	851,811
Communications: 19.99%
Advertising: 1.07%
Clear Channel Outdoor Holdings, Inc.144A	7.50	6-1-2029	2,930,000	2,332,308
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	1,725,000	1,443,135
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	905,000	836,559
				4,612,002
Internet: 5.76%
Arches Buyer, Inc.144A	4.25	6-1-2028	1,875,000	1,631,361
Arches Buyer, Inc.144A	6.13	12-1-2028	3,725,000	3,208,156
Cablevision Lightpath LLC144A	3.88	9-15-2027	1,810,000	1,502,041
Cablevision Lightpath LLC144A	5.63	9-15-2028	1,600,000	1,217,074
Match Group Holdings II LLC144A	5.63	2-15-2029	7,390,000	7,021,855
Uber Technologies, Inc.144A	4.50	8-15-2029	5,690,000	5,259,081
Uber Technologies, Inc.144A	8.00	11-1-2026	4,750,000	4,845,872
				24,685,440
Media: 11.90%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	8,070,000	6,202,768
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	6,040,000	5,117,673
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	850,000	693,059
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	375,000	346,549
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	3,425,000	3,213,328
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.50	5-1-2026	163,000	159,138
CSC Holdings LLC144A	4.13	12-1-2030	1,125,000	813,403
CSC Holdings LLC144A	4.63	12-1-2030	2,400,000	1,205,653
CSC Holdings LLC144A	5.75	1-15-2030	4,030,000	2,086,239
CSC Holdings LLC144A	11.25	5-15-2028	950,000	939,313
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.144A	5.88	8-15-2027	1,235,000	1,114,864
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 1

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
DISH Network Corp.144A	11.75%	11-15-2027	$1,840,000	$1,852,103
Gray Escrow II, Inc.144A	5.38	11-15-2031	7,900,000	5,512,580
Gray Television, Inc.144A	4.75	10-15-2030	4,300,000	3,025,308
Nexstar Media, Inc.144A	5.63	7-15-2027	1,730,000	1,626,390
Scripps Escrow II, Inc.144A	3.88	1-15-2029	525,000	436,496
Scripps Escrow II, Inc.144A	5.38	1-15-2031	6,650,000	5,068,963
Scripps Escrow, Inc.144A	5.88	7-15-2027	2,095,000	1,749,786
Sirius XM Radio, Inc.144A	4.13	7-1-2030	5,400,000	4,447,278
Townsquare Media, Inc.144A	6.88	2-1-2026	5,576,000	5,373,870
				50,984,761
Telecommunications: 1.26%
CommScope Technologies LLC144A	5.00	3-15-2027	2,580,000	1,720,842
CommScope, Inc.144A	4.75	9-1-2029	900,000	693,348
CommScope, Inc.144A	6.00	3-1-2026	3,240,000	2,972,746
				5,386,936
Consumer, cyclical: 22.83%
Airlines: 2.05%
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A	3.90	1-15-2026	1,997,070	1,801,038
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	2,685,000	2,534,445
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	4,395,000	4,433,640
				8,769,123
Apparel: 0.93%
Crocs, Inc.144A	4.13	8-15-2031	1,275,000	1,026,706
Crocs, Inc.144A	4.25	3-15-2029	3,470,000	2,950,437
				3,977,143
Auto manufacturers: 3.63%
Allison Transmission, Inc.144A	5.88	6-1-2029	1,800,000	1,741,464
Ford Motor Co.	3.25	2-12-2032	2,185,000	1,727,535
Ford Motor Co.	4.75	1-15-2043	2,440,000	1,909,001
Ford Motor Credit Co. LLC	4.00	11-13-2030	910,000	781,729
Ford Motor Credit Co. LLC	4.39	1-8-2026	3,310,000	3,145,499
Ford Motor Credit Co. LLC	5.11	5-3-2029	5,825,000	5,439,208
Ford Motor Credit Co. LLC	5.13	6-16-2025	850,000	827,603
				15,572,039
Auto parts & equipment: 0.89%
Adient Global Holdings Ltd.144A	4.88	8-15-2026	1,760,000	1,689,773
Cooper Tire & Rubber Co.	7.63	3-15-2027	2,115,000	2,115,000
				3,804,773
Distribution/wholesale: 0.99%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	4,335,000	4,263,821
See accompanying notes to portfolio of investments
2 | Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Entertainment: 4.60%
CCM Merger, Inc.144A	6.38%	5-1-2026	$7,690,000	$7,491,963
Churchill Downs, Inc.144A	4.75	1-15-2028	3,360,000	3,105,912
Churchill Downs, Inc.144A	6.75	5-1-2031	645,000	630,423
Cinemark USA, Inc.144A	5.25	7-15-2028	2,230,000	1,950,603
Cinemark USA, Inc.144A	5.88	3-15-2026	980,000	927,619
Cinemark USA, Inc.144A	8.75	5-1-2025	1,251,000	1,263,506
Live Nation Entertainment, Inc.144A	5.63	3-15-2026	1,174,000	1,144,650
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	3,200,000	3,216,310
				19,730,986
Home builders: 0.85%
Toll Brothers Finance Corp.	4.35	2-15-2028	2,575,000	2,435,506
Tri Pointe Homes, Inc.	5.70	6-15-2028	1,270,000	1,219,200
				3,654,706
Housewares: 0.38%
Newell Brands, Inc.	4.70	4-1-2026	1,700,000	1,613,638
Leisure time: 2.32%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	4,440,000	4,844,701
NCL Corp. Ltd.144A	5.88	3-15-2026	2,235,000	2,114,886
NCL Corp. Ltd.144A	5.88	2-15-2027	1,370,000	1,334,144
NCL Corp. Ltd.144A	7.75	2-15-2029	1,715,000	1,642,052
				9,935,783
Retail: 6.19%
Bath & Body Works, Inc.144A	6.63	10-1-2030	2,190,000	2,116,380
Dave & Buster’s, Inc.144A	7.63	11-1-2025	1,055,000	1,065,935
FirstCash, Inc.144A	4.63	9-1-2028	2,950,000	2,632,371
LBM Acquisition LLC144A	6.25	1-15-2029	1,835,000	1,582,229
LSF9 Atlantis Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	4,985,000	4,673,775
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	3,205,000	2,977,285
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	2,140,000	1,909,824
Michaels Cos., Inc.144A	7.88	5-1-2029	3,320,000	2,365,500
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	2,580,000	2,411,313
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	2,870,000	2,631,720
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	2,230,000	2,175,276
				26,541,608
Consumer, non-cyclical: 12.24%
Commercial services: 8.22%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	4,455,000	3,398,384
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	1,995,000	1,905,056
CoreCivic, Inc.	8.25	4-15-2026	8,455,000	8,519,068
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	1,855,000	1,616,963
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	4,670,000	3,560,875
PECF USS Intermediate Holding III Corp.144A	8.00	11-15-2029	3,679,000	2,032,648
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	2,250,000	2,118,219
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 3

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services (continued)
Sabre Global, Inc.144A	9.25%	4-15-2025	$600,000	$562,527
Sabre Global, Inc.144A	11.25	12-15-2027	6,470,000	5,724,009
Service Corp. International	7.50	4-1-2027	2,880,000	2,972,678
Upbound Group, Inc.144A	6.38	2-15-2029	3,095,000	2,839,693
				35,250,120
Healthcare-services: 4.02%
Catalent Pharma Solutions, Inc.144A	5.00	7-15-2027	1,695,000	1,587,816
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	2,060,000	1,646,015
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	125,000	106,875
CHS/Community Health Systems, Inc.144A	8.00	3-15-2026	825,000	810,143
IQVIA, Inc.144A	6.50	5-15-2030	2,650,000	2,675,811
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	1,590,000	1,435,687
Select Medical Corp.144A	6.25	8-15-2026	3,840,000	3,807,277
Tenet Healthcare Corp.	4.88	1-1-2026	1,775,000	1,717,934
Tenet Healthcare Corp.144A	6.75	5-15-2031	3,450,000	3,426,942
				17,214,500
Energy: 23.59%
Energy-alternate sources: 4.36%
Enviva Partners LP/Enviva Partners Finance Corp.144A	6.50	1-15-2026	11,233,000	9,475,597
TerraForm Power Operating LLC144A	4.75	1-15-2030	4,160,000	3,670,854
TerraForm Power Operating LLC144A	5.00	1-31-2028	5,975,000	5,544,965
				18,691,416
Oil & gas: 6.97%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	4,595,000	4,560,083
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	6,125,000	5,618,327
Hilcorp Energy I LP/Hilcorp Finance Co.144A	5.75	2-1-2029	2,140,000	1,979,500
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	4-15-2030	400,000	369,733
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	835,000	756,168
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	2,725,000	2,608,549
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	400,000	363,570
Occidental Petroleum Corp.	6.45	9-15-2036	7,620,000	7,999,857
Southwestern Energy Co.	4.75	2-1-2032	1,935,000	1,719,319
Southwestern Energy Co.	8.38	9-15-2028	1,510,000	1,568,699
Vital Energy, Inc.	9.50	1-15-2025	2,330,000	2,318,350
				29,862,155
Oil & gas services: 2.17%
Bristow Group, Inc.144A	6.88	3-1-2028	4,535,000	4,293,992
Oceaneering International, Inc.	4.65	11-15-2024	1,215,000	1,178,842
Oceaneering International, Inc.	6.00	2-1-2028	4,050,000	3,837,375
				9,310,209
Pipelines: 10.09%
Buckeye Partners LP	5.85	11-15-2043	2,375,000	1,836,872
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	4,175,000	3,797,243
See accompanying notes to portfolio of investments
4 | Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines (continued)
DT Midstream, Inc.144A	4.13%	6-15-2029	$935,000	$828,993
DT Midstream, Inc.144A	4.38	6-15-2031	2,500,000	2,170,352
EnLink Midstream LLC	5.38	6-1-2029	4,330,000	4,121,283
EnLink Midstream LLC144A	5.63	1-15-2028	525,000	513,244
EnLink Midstream LLC144A	6.50	9-1-2030	3,415,000	3,437,303
EnLink Midstream Partners LP	5.05	4-1-2045	2,185,000	1,738,452
EnLink Midstream Partners LP	5.60	4-1-2044	2,196,000	1,807,111
Harvest Midstream I LP144A	7.50	9-1-2028	2,010,000	1,975,401
Hess Midstream Operations LP144A	5.50	10-15-2030	1,065,000	1,001,100
Kinetik Holdings LP144A	5.88	6-15-2030	3,205,000	3,080,806
Rockies Express Pipeline LLC144A	4.95	7-15-2029	825,000	757,696
Rockies Express Pipeline LLC144A	6.88	4-15-2040	3,837,000	3,472,485
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	4,065,000	3,608,315
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	9-1-2031	1,150,000	1,000,455
Venture Global Calcasieu Pass LLC144A	3.88	11-1-2033	545,000	442,282
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	3,530,000	3,451,715
Venture Global LNG, Inc.144A	8.38	6-1-2031	4,125,000	4,185,707
				43,226,815
Financial: 18.21%
Diversified financial services: 7.70%
Enact Holdings, Inc.144A	6.50	8-15-2025	8,400,000	8,316,290
LPL Holdings, Inc.144A	4.38	5-15-2031	5,235,000	4,602,639
Nationstar Mortgage Holdings, Inc.144A	6.00	1-15-2027	850,000	812,277
Navient Corp.	5.00	3-15-2027	1,700,000	1,538,423
Navient Corp.	5.88	10-25-2024	185,000	182,516
OneMain Finance Corp.	5.38	11-15-2029	950,000	823,031
OneMain Finance Corp.	7.13	3-15-2026	2,450,000	2,426,992
Oppenheimer Holdings, Inc.	5.50	10-1-2025	3,325,000	3,208,625
PRA Group, Inc.144A	5.00	10-1-2029	5,610,000	4,260,079
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.144A	2.88	10-15-2026	2,030,000	1,806,700
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.144A	4.00	10-15-2033	1,545,000	1,225,403
United Wholesale Mortgage LLC144A	5.50	11-15-2025	2,415,000	2,321,753
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,695,000	1,490,121
				33,014,849
Insurance: 2.59%
AmWINS Group, Inc.144A	4.88	6-30-2029	4,085,000	3,747,728
AssuredPartners, Inc.144A	5.63	1-15-2029	2,000,000	1,745,841
BroadStreet Partners, Inc.144A	5.88	4-15-2029	5,775,000	5,157,225
HUB International Ltd.144A	7.25	6-15-2030	425,000	433,079
				11,083,873
REITS: 7.92%
Boston Properties LP	3.40	6-21-2029	2,043,000	1,757,748
GLP Capital LP/GLP Financing II, Inc.	3.25	1-15-2032	2,145,000	1,751,177
HAT Holdings I LLC/HAT Holdings II LLC144A	3.38	6-15-2026	1,950,000	1,761,285
HAT Holdings I LLC/HAT Holdings II LLC144A	3.75	9-15-2030	2,540,000	2,031,980
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 5

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS (continued)
HAT Holdings I LLC/HAT Holdings II LLC144A	6.00%	4-15-2025	$741,000	$729,187
Iron Mountain, Inc.144A	4.50	2-15-2031	3,750,000	3,232,933
Iron Mountain, Inc.144A	5.25	7-15-2030	4,255,000	3,846,525
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.25	2-1-2027	750,000	674,680
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	3,145,000	3,014,679
MPT Operating Partnership LP/MPT Finance Corp.	3.50	3-15-2031	6,600,000	4,763,199
Service Properties Trust	4.35	10-1-2024	1,745,000	1,675,428
Service Properties Trust	4.75	10-1-2026	1,475,000	1,290,978
Service Properties Trust	5.25	2-15-2026	1,050,000	958,571
Service Properties Trust	7.50	9-15-2025	550,000	543,593
Starwood Property Trust, Inc.144A	4.38	1-15-2027	2,995,000	2,658,062
Starwood Property Trust, Inc.	4.75	3-15-2025	1,230,000	1,187,279
Vornado Realty LP	2.15	6-1-2026	1,275,000	1,084,547
Vornado Realty LP	3.40	6-1-2031	1,300,000	963,736
				33,925,587
Industrial: 11.79%
Aerospace/defense: 2.63%
Spirit AeroSystems, Inc.144A	7.50	4-15-2025	4,590,000	4,587,933
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	2,400,000	2,569,075
TransDigm, Inc.	7.50	3-15-2027	4,140,000	4,138,346
				11,295,354
Building materials: 1.99%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	5,380,000	5,247,033
Emerald Debt Merger Sub LLC144A	6.63	12-15-2030	3,290,000	3,269,438
				8,516,471
Hand/machine tools: 1.99%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	3,445,000	3,453,613
Werner FinCo LP/Werner FinCo, Inc.144A	14.50	10-15-2028	5,765,000	5,073,200
				8,526,813
Machinery-diversified: 1.36%
Chart Industries, Inc.144A	7.50	1-1-2030	635,000	650,779
Chart Industries, Inc.144A	9.50	1-1-2031	1,060,000	1,136,850
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	4,320,000	4,039,862
				5,827,491
Packaging & containers: 2.47%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	4.00	9-1-2029	1,925,000	1,574,468
Berry Global, Inc.144A	5.63	7-15-2027	3,780,000	3,687,360
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	3,495,000	3,168,268
Owens-Brockway Glass Container, Inc.144A	7.25	5-15-2031	2,115,000	2,149,305
				10,579,401
See accompanying notes to portfolio of investments
6 | Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trucking & leasing: 1.35%
Fortress Transportation & Infrastructure Investors LLC144A	5.50%	5-1-2028	$2,415,000	$2,232,883
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	3,571,000	3,537,110
				5,769,993
Technology: 3.14%
Computers: 2.25%
McAfee Corp.144A	7.38	2-15-2030	1,350,000	1,166,504
NCR Corp.144A	6.13	9-1-2029	3,500,000	3,557,365
Seagate HDD Cayman	4.13	1-15-2031	2,898,000	2,388,241
Seagate HDD Cayman144A	8.25	12-15-2029	430,000	450,696
Seagate HDD Cayman144A	8.50	7-15-2031	1,990,000	2,077,600
				9,640,406
Software: 0.89%
Cloud Software Group, Inc.144A	9.00	9-30-2029	2,510,000	2,248,066
SS&C Technologies, Inc.144A	5.50	9-30-2027	1,625,000	1,569,881
				3,817,947
Utilities: 5.79%
Electric: 5.79%
NextEra Energy Operating Partners LP144A	4.25	9-15-2024	32,000	30,720
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025	2,354,425	2,336,766
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	7,250,000	6,587,534
PG&E Corp.	5.25	7-1-2030	8,170,000	7,337,387
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	3,710,000	3,301,900
Vistra Operations Co. LLC144A	4.38	5-1-2029	1,770,000	1,562,293
Vistra Operations Co. LLC144A	5.63	2-15-2027	3,775,000	3,650,157
				24,806,757
Total corporate bonds and notes (Cost $532,274,485)				504,744,727
Loans: 6.90%
Communications: 1.19%
Advertising: 0.27%
Clear Channel Outdoor Holdings, Inc. (U.S. SOFR 3 Month+3.50%)±	8.85	8-21-2026	1,207,455	1,167,645
Media: 0.41%
Hubbard Radio LLC (1 Month LIBOR+4.25%)±	9.69	3-28-2025	1,857,341	1,748,223
Telecommunications: 0.51%
Intelsat Jackson Holdings SA (U.S. SOFR 1 Month+4.50%)±	9.44	2-1-2029	2,195,408	2,189,612
Consumer, cyclical: 1.27%
Airlines: 1.27%
Mileage Plus Holdings LLC (3 Month LIBOR+5.25%)±	10.76	6-21-2027	3,244,000	3,379,502
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.08	10-20-2027	1,993,026	2,070,475
				5,449,977
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 7

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 1.99%
Commercial services: 1.78%
Geo Group, Inc. (U.S. SOFR 1 Month+7.13%)±	12.44%	3-23-2027	$7,494,441	$7,606,858
Healthcare-services: 0.21%
Surgery Center Holdings, Inc. (U.S. SOFR 1 Month+3.75%)±	9.12	8-31-2026	898,522	898,117
Energy: 0.71%
Pipelines: 0.71%
GIP II Blue Holding LP (U.S. SOFR 1 Month+4.50%)˂±	9.93	9-29-2028	1,928,644	1,931,961
M6 ETX Holdings II Midco LLC (U.S. SOFR 1 Month+4.50%)±	9.89	9-19-2029	1,121,525	1,115,917
				3,047,878
Financial: 1.59%
Diversified financial services: 0.40%
Resolute Investment Managers, Inc. (3 Month LIBOR+4.25%)‡±	9.79	4-30-2024	2,156,515	1,186,083
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+8.00%)‡±	13.63	4-30-2025	1,786,860	536,059
				1,722,142
Insurance: 1.19%
Asurion LLC (3 Month LIBOR+3.25%)˂±	8.79	12-23-2026	4,719,086	4,589,925
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	10.68	1-31-2028	575,000	509,490
				5,099,415
Industrial: 0.15%
Machinery-diversified: 0.15%
Vertical U.S. Newco, Inc. (U.S. SOFR 6 Month+3.50%)±	9.38	7-30-2027	617,834	615,134
Total loans (Cost $31,081,664)				29,545,001

	Expiration date	Shares
Rights: 0.00%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Jackson Holdings SA Series A Contingent Value Rights♦†	12-5-2025	8,332	0
Intelsat Jackson Holdings SA Series B Contingent Value Rights♦†	12-5-2025	8,332	0
Total rights (Cost $0)			0

		Maturity date	Principal
Yankee corporate bonds and notes: 15.73%
Communications: 0.84%
Media: 0.84%
Videotron Ltd.144A	5.13	4-15-2027	$3,740,000	3,606,378
Telecommunications: 0.00%
Intelsat Jackson Holdings SA♦†	5.50	8-1-2023	8,490,000	0
See accompanying notes to portfolio of investments
8 | Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 7.59%
Airlines: 2.16%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50%	7-15-2026	$5,280,000	$5,722,305
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	988,167	973,356
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	1,612,000	1,560,607
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	1,065,000	1,017,118
				9,273,386
Leisure time: 4.70%
Carnival Corp.144A	4.00	8-1-2028	2,240,000	1,991,602
Carnival Corp.144A	6.00	5-1-2029	3,900,000	3,505,668
Carnival Corp.144A	9.88	8-1-2027	1,500,000	1,568,236
Carnival Corp.144A	10.50	2-1-2026	935,000	985,597
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	395,000	375,576
Royal Caribbean Cruises Ltd.144A	5.50	8-31-2026	1,055,000	1,011,789
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	5,600,000	5,277,985
Royal Caribbean Cruises Ltd.144A	9.25	1-15-2029	1,920,000	2,044,088
Royal Caribbean Cruises Ltd.144A	11.63	8-15-2027	3,095,000	3,379,495
				20,140,036
Retail: 0.73%
1011778 BC ULC/New Red Finance, Inc.144A	4.00	10-15-2030	3,630,000	3,119,449
Consumer, non-cyclical: 0.84%
Pharmaceuticals: 0.84%
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	1,885,000	1,870,361
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	1,605,000	1,700,241
				3,570,602
Energy: 1.08%
Pipelines: 1.08%
Northriver Midstream Finance LP144A	5.63	2-15-2026	4,835,000	4,620,810
Financial: 1.78%
Diversified financial services: 1.78%
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	4,910,000	4,529,475
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	3,035,000	3,090,207
				7,619,682
Industrial: 2.58%
Electronics: 1.17%
Sensata Technologies BV144A	4.00	4-15-2029	3,325,000	2,938,207
Sensata Technologies BV144A	5.88	9-1-2030	2,140,000	2,062,272
				5,000,479
Packaging & containers: 0.50%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	2,190,000	2,161,033
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 9

Portfolio of investments—July 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trucking & leasing: 0.91%
Fly Leasing Ltd.144A	7.00%	10-15-2024	$4,350,000	$3,892,847
Utilities: 1.02%
Electric: 1.02%
Drax Finco PLC144A	6.63	11-1-2025	4,455,000	4,380,228
Total yankee corporate bonds and notes (Cost $69,052,348)				67,384,930

		Yield	Shares
Short-term investments: 2.19%
Investment companies: 2.19%
Allspring Government Money Market Fund Select Class♠∞##		5.19	9,402,396	9,402,396
Total short-term investments (Cost $9,402,396)				9,402,396
Total investments in securities (Cost $642,664,560)	143.17%			613,526,278
Other assets and liabilities, net	(43.17)			(184,992,227)
Total net assets	100.00%			$428,534,051

♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
±	Variable rate investment. The rate shown is the rate in effect at period end.
˂	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for unfunded loans.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,927,014	$34,588,922	$(37,113,540)	$0	$0	$9,402,396	9,402,396	$128,969
See accompanying notes to portfolio of investments
10 | Allspring Income Opportunities Fund

Notes to portfolio of investments—July 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of July 31, 2023, the Fund had unfunded loan commitments of $2,518,506.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Income Opportunities Fund | 11

Notes to portfolio of investments—July 31, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$0	$0	$0	$0
Energy	2,449,224	0	0	2,449,224
Corporate bonds and notes	0	504,744,727	0	504,744,727
Loans	0	27,822,859	1,722,142	29,545,001
Rights
Communication services	0	0	0	0
Yankee corporate bonds and notes	0	67,384,930	0	67,384,930
Short-term investments
Investment companies	9,402,396	0	0	9,402,396
Total assets	$11,851,620	$599,952,516	$1,722,142	$613,526,278
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended July 31, 2023, the Fund had no material transfers into/out of Level 3.
12 | Allspring Income Opportunities Fund